Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments - Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Available for sale:
Fair value, less than 12 months	$ 134,922	$ 610,825
Unrealized losses, less than 12 Months	(140)	(6,515)
Fair value, 12 months or more	3,108,044	3,416,137
Unrealized losses, 12 Months or More	(337,527)	(487,068)
Fair value, Total	3,242,966	4,026,962
Unrealized losses, Total	(337,667)	(493,583)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	130,561	544,375
Unrealized losses, less than 12 Months	(81)	(4,126)
Fair value, 12 months or more	3,002,781	3,358,586
Unrealized losses, 12 Months or More	(332,103)	(485,044)
Fair value, Total	3,133,342	3,902,961
Unrealized losses, Total	(332,184)	(489,170)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	4,361	66,450
Unrealized losses, less than 12 Months	(59)	(2,389)
Fair value, 12 months or more	105,263	57,551
Unrealized losses, 12 Months or More	(5,424)	(2,024)
Fair value, Total	109,624	124,001
Unrealized losses, Total	$ (5,483)	$ (4,413)